Note 2 - Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 2 - Going Concern

Note 2 - Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming the continuation of the Company as a going concern. Although the Company has a positive working capital of $4,899,989 as of September 30, 2025, it has a net loss of $10,499,901 and net cash provided by operating activities of $680,434 for the nine months ended September 30, 2025 and an accumulated deficit of $51,228,402 as of September 30, 2025. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The Company evaluated conditions and events known or reasonably knowable as of the issuance date and considered only those plans that are probable of being implemented within one year and of mitigating the relevant conditions. The Company has established ongoing sources of revenue through its private credit operations and, beginning in July 2025, through income-producing real estate, such as rental income, of $2,311,855 recognized for the nine months ended September 30, 2025. However, current revenues are not yet sufficient to cover its operating costs and the Company remains dependent on debt and equity financing to fund its operations. Management of the Company is making efforts to increase its revenue and raise additional funding until a registration statement relating to an equity funding facility is in effect. On September 17, 2025, the Company entered into a financing arrangement with Stewards International Funds PCC pursuant to which it may raise up to $100 million through unsecured, unsubordinated notes. While management of the Company believes that it will be successful in its capital formation and planned operating activities, there can be no assurance that the Company will be able to raise additional equity capital or that operations will generate sufficient cash flows to meet obligations as they come due. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Note 2- Going Concern

The accompanying consolidated financial statements have been prepared assuming the continuation of the Company as a going concern. The Company has positive working capital of $8,678,230 for the year ended December 31, 2024, revenue for the year ended December 31, 2024 of $12,787,262, a net loss of $8,658,780 and negative cash generated from operating activities of $4,203,154 for the year ended December 31, 2024. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company has however established ongoing source of revenues but currently not sufficient to cover its operating costs and is dependent on debt and equity financing to fund its operations. Management of the Company is making efforts to increase its revenue and raise additional funding until a registration statement relating to an equity funding facility is in effect. While management of the Company believes that it will be successful in its capital formation and planned operating activities, there can be no assurance that the Company will be able to raise additional equity capital or be successful in the development and commercialization of the products it develops or initiates collaboration agreements thereon. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.